Trade and Notes Receivables	12 Months Ended
Dec. 31, 2017
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Trade and Notes Receivables
27	TRADE AND NOTES RECEIVABLES

The credit terms given to trade customers are determined on an individual basis.

	2017	2016
	RMB million	RMB million
Trade receivables	2,124	2,630
Notes receivable	—	30

At 31 December	2,124	2,660

An ageing analysis of the trade and notes receivables as at the end of the reporting period, based on the invoice/billing date, was as follows:

	2017	2016
	RMB million	RMB million
Within 90 days	1,912	2,324
91 to 180 days	38	167
181 to 365 days	100	102
Over 365 days	162	182

	2,212	2,775
Provision for impairment of trade receivables	(88)	(115)

	2,124	2,660

Trade and notes receivables that were neither overdue nor impaired relate to a large number of independent sales agents for whom there was no recent history of default.

As at 31 December 2017, trade and notes receivables of RMB131 million (2016: RMB267 million) were past due but not impaired relate to a number of independent customers that have a good track record with the Group. Based on past experience, the directors of the Company are of the opinion that no provision for impairment is necessary in respect of these balances as there has not been a significant change in credit quality and the balances are still considered fully recoverable. The ageing analysis of these trade and notes receivables was as follows:

	2017	2016
	RMB million	RMB million
Past due:
Within 90 days	38	167
91 to 180 days	93	30
181 to 365 days	—	70

	131	267

Movements in the Group’s provision for impairment of trade and notes receivables were as follows:

	2017	2016
	RMB million	RMB million
At 1 January	115	216
Impairment losses recognized (note 10)	6	8
Amount written off during the year as uncollectible	(13)	(100)
Impairment losses reversed (note 10)	(9)	(9)
Disposal of subsidiary	(5)	—
Provision included in held for sale	(6)	—

At 31 December	88	115

Included in the above provision for impairment of trade receivables is a provision for individually impaired trade receivables of RMB46 million (2016: RMB66 million) with a carrying amount before provision of RMB46 million (2016: RMB66 million).

The remaining provision of RMB42 million relate to impaired trade receivables with a carrying amount before provision of RMB123 million as at 31 December 2017 which customers that were in financial difficulties or were in default in interest and/or principal payments and only a portion of the receivables is expected to be recovered.

The net impacts of recognition and reversal of provisions for impaired receivables have been included in “Impairment charges” in profit or loss (note 10). Amounts charged to the allowance account are generally written off when there is no expectation of recovering.